Fair value measurement of financial instruments	9 Months Ended
Mar. 31, 2022
Fair value measurement of financial instruments
Fair value measurement of financial instruments
24	Fair value measurement of financial instruments
(i)	Financial assets and liabilities measured at fair value

Fair value hierarchy

The following table presents the fair value of the Group’s financial instruments measured at the end of the period presented on a recurring basis, categorized into the three-level fair value hierarchy as defined in IFRS 13, Fair value measurement.

The level into which a fair value measurement is classified is determined with reference to the observability and significance of the inputs used in the valuation technique as follows:

●	Level 1 valuations: Fair value measured using only Level 1 inputs i.e. unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.
●	Level 2 valuations: Fair value measured using Level 2 inputs i.e. observable inputs which fail to meet Level 1, and not using significant unobservable inputs. Unobservable inputs are inputs for which market data are not available.
●	Level 3 valuations: Fair value measured using significant unobservable inputs.

The following table presents the Group’s financial assets that are measured at fair value at the end of each reporting dates:

	Fair value at	Fair value measurements as at
	June 30,	June 30, 2021 categorized into
	2021	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
- Other investments	102,968	—	102,968	—

Fair value at	Fair value measurements as at
March 31,	March 31, 2022 categorized into
2022	Level 1	Level 2	Level 3
RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
- Other investments	206,526	—	206,526	—

During the nine months ended March 31, 2022, there were no transfers between Level 1 and Level 2, or transfer into or out of Level 3. The Group’s policy is to recognize transfers between levels of fair value hierarchy as at the end of the reporting period in which they occur.

Other investments in level 2 as at June 30, 2021 and March 31, 2022 represented investments in trust investment schemes. The fair value of these investments was determined by the Group with reference to the fair value quoted by the trust company, that established and managed the investments, using expected return rates currently available for instruments with similar terms, credit risk, remaining terms and other market data.

The gains arising from the remeasurement of fair value of other investments are included in other net income in the consolidated statement of profit or loss.

(ii)	Fair values of financial assets and liabilities carried at other than fair value

The carrying amounts of the Group’s financial instruments carried at amortized cost are not materially different from their fair values as at June 30, 2021 and March 31, 2022 because of the short-term maturities of these financial instruments.